PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Property, plant and equipment
Estimated useful lives of Major Asset Categories

Buildings, plant and equipment	1 – 28 years
Underground mobile equipment	5 - 7 years
Light vehicles and other mobile equipment	1 - 7 years
Furniture, computer and office equipment	1 - 7 years
PROPERTY, PLANT AND EQUIPMENT

	Buildings, plant and equipment[1]	Mining property costs subject to depreciation[2,4]	Mining property costs not subject to depreciation[2,3]	Total
At January 1, 2019
Net of accumulated depreciation	$3,600	$6,258	$2,968	$12,826
Additions[5,6]	298	3,458	1,371	5,127
Capitalized interest	—	—	14	14
Acquisitions[8]	3,473	2,270	1,660	7,403
Divestiture[9]	(127)	(106)	(27)	(260)
Disposals	(22)	—	—	(22)
Depreciation	(1,107)	(907)	—	(2,014)
Impairment reversals (charges)	990	742	(309)	1,423
Transfers[7]	648	573	(1,221)	—
Assets held for sale	—	—	(356)	(356)
At December 31, 2019	$7,753	$12,288	$4,100	$24,141
At December 31, 2019
Cost	$18,544	$27,268	$16,050	$61,862
Accumulated depreciation and impairments	(10,791)	(14,980)	(11,950)	(37,721)
Net carrying amount – December 31, 2019	$7,753	$12,288	$4,100	$24,141

	Buildings, plant and equipment[1]	Mining property costs subject to depreciation[2,4]	Mining property costs not subject to depreciation[2,3]	Total
At January 1, 2018
Cost	$14,209	$20,938	$14,637	$49,784
Accumulated depreciation and impairments	(9,996)	(14,416)	(11,566)	(35,978)
Net carrying amount – January 1, 2018	$4,213	$6,522	$3,071	$13,806
Additions[6]	(21)	199	1,050	1,228
Capitalized interest	—	—	9	9
Disposals	(7)	—	—	(7)
Depreciation	(790)	(772)	—	(1,562)
Impairment reversals (charges)	(394)	(178)	(76)	(648)
Transfers[7]	599	487	(1,086)	—
At December 31, 2018	$3,600	$6,258	$2,968	$12,826
At December 31, 2018
Cost	$14,750	$21,624	$14,610	$50,984
Accumulated depreciation and impairments	(11,150)	(15,366)	(11,642)	(38,158)
Net carrying amount – December 31, 2018	$3,600	$6,258	$2,968	$12,826

[1]
Additions include $85 million of transitional adjustments for the recognition of leased right-of-use assets upon the Company’s adoption of IFRS 16 on January 1, 2019 (refer to note 2), as well as $49 million of right-of-use assets for lease arrangements entered into during the year ended December 31, 2019. Depreciation includes depreciation for leased right-of-use assets of $25 million for the year ended December 31, 2019. The net carrying amount of leased right-of-use assets was $75 million as at December 31, 2019.

[2]	Includes capitalized reserve acquisition costs, capitalized development costs and capitalized exploration and evaluation costs other than exploration license costs included in intangible assets.

[3]	Assets not subject to depreciation include construction-in-progress, projects and acquired mineral resources and exploration potential at operating minesites and development projects.

[4]
Assets subject to depreciation include the following items for production stage properties: acquired mineral reserves and resources, capitalized mine development costs, capitalized stripping and capitalized exploration and evaluation costs.

[5]	Additions include $3,422 million of remeasurement gain related to the change in ownership of Turquoise Ridge acquired though the Nevada Joint Venture. Refer to note 4 for further details.

[6]	Additions include revisions to the capitalized cost of closure and rehabilitation activities.

[7]	Primarily relates to long-lived assets that are transferred between categories within PP&E once they are placed into service.

[8]	Acquisitions include assets acquired as part of the Merger and the establishment of Nevada Gold Mines. Refer to note 4 for further details.

[9]	Relates to the sale of our 50% interest in Kalgoorlie. Refer to note 4 for further details.
Mineral Property Costs Not Subject to Depreciation

	Carrying amount at Dec. 31, 2019	Carrying amount at Dec. 31, 2018
Construction-in-progress[1]	$1,009	$786
Acquired mineral resources and exploration potential	1,504	124
Projects
Pascua-Lama	754	1,245
Norte Abierto	649	639
Donlin Gold	184	174
	$4,100	$2,968

[1]	Represents assets under construction at our operating minesites.